Land use rights, net	12 Months Ended
Dec. 31, 2012
Land use rights, net [Abstract]
Land use rights, net

9. Land use rights, net

Land use rights consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Land use right	60,630,886	60,630,886	9,646,151
Accumulated amortization	(3,047,459)	(4,197,999)	(667,886)
Land use rights, net	57,583,427	56,432,887	8,978,265

As of December 31, 2011 and 2012, certain land use rights with an aggregate carrying value of RMB 14,570,866 and RMB3,674,935($584,669), respectively, were pledged as collateral for short-term bank loans.

The amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB772,772, RMB1,150,540 and RMB1,150,540($183,047), respectively.

Future amortization of land use rights is as follows:

Years Ending December 31,	(RMB) Amount
2013	1,150,540
2014	1,150,540
2015	1,150,540
2016	1,150,540
2017	1,150,540
Thereafter	50,680,187
Total	56,432,887